Income Taxes - Schedule of Not Recognized Deferred Tax Assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Marketable securities [Member]
Schedule of Unrecognized Deferred Tax Assets [Line Items]
Unrecognized deferred income tax assets		$ 130
Loss carryforwards [Member]
Schedule of Unrecognized Deferred Tax Assets [Line Items]
Unrecognized deferred income tax assets	390	1,712
Investment tax credits [Member]
Schedule of Unrecognized Deferred Tax Assets [Line Items]
Unrecognized deferred income tax assets	1,481	1,481
Foreign tax credits [Member]
Schedule of Unrecognized Deferred Tax Assets [Line Items]
Unrecognized deferred income tax assets	268	268
Mineral properties [Member]
Schedule of Unrecognized Deferred Tax Assets [Line Items]
Unrecognized deferred income tax assets	842	351
Other [Member]
Schedule of Unrecognized Deferred Tax Assets [Line Items]
Unrecognized deferred income tax assets	$ 7,855	$ 1,576